Statements of Stockholders' Equity (Deficit) (Sound Concepts Inc.) - Sound Concepts, Inc. [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Total [Member]
Balance at Dec. 31, 2016	$ 3,000	$ 465,000	$ (445,000)	$ (322,000)	$ (299,000)
Balance, shares at Dec. 31, 2016	122,000
Net income (loss)				(15,000)	(15,000)
Balance at Dec. 31, 2017	$ 3,000	465,000	(445,000)	(337,000)	(314,000)
Balance, shares at Dec. 31, 2017	122,000
Net income (loss)				398,000	398,000
Balance at Dec. 31, 2018	$ 3,000	$ 465,000	$ (445,000)	$ 61,000	$ 84,000
Balance, shares at Dec. 31, 2018	122,000